MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 35,640	$ 39,905
Gross unrealized gains	0	0
Gross unrealized losses	(192)	(254)
Fair value	35,448	39,651
Government debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,167	5,242
Gross unrealized gains	0	0
Gross unrealized losses	(3)	(19)
Fair value	3,164	5,223
Corporate debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,473	34,663
Gross unrealized gains	0	0
Gross unrealized losses	(189)	(235)
Fair value	$ 32,284	$ 34,428